Condensed Balance Sheet (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024
Preferred shares, par value	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	1,000,000	1,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Class A Ordinary Shares
Redeemable ordinary shares, shares	20,000,000	20,000,000
Redeemable ordinary shares, price per share	$ 10.47	$ 10.15
Redeemable ordinary shares, par value	$ 0.0001	$ 0.0001
Redeemable ordinary shares, authorized	200,000,000	200,000,000
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	0	0
Ordinary shares, shares outstanding	0	0
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000
Ordinary shares, shares issued	13,333,333	13,333,333
Ordinary shares, shares outstanding	13,333,333	13,333,333